COMMITMENTS AND CONTINGENCIES - Additional Information - 2 Other Commitments - Gaming Subconcession (Detail) - 12 months ended Dec. 31, 2014 - Gaming subconcession agreement [Member]	USD ($) Seat	MOP Seat	MOP
Commitments And Contingencies [Line Items]
Fixed annual premium	$ 3,744,000	MOP 30,000,000
Variable premium	$ 100		MOP 1,000
Percentage of guarantee amount payable quarterly to bank	1.75%		1.75%
Guarantee from September 8, 2006 to September 8, 2011 [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount	$ 62,395,000		MOP 500,000,000
Guarantee from September 8, 2011 until the 180th day after the termination date of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount	37,437,000		300,000,000
Reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable premium	$ 37,000		300,000
Minimum number of tables	100	100
Not reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable premium	$ 19,000		MOP 150,000
Minimum number of tables	100	100
Public Purpose Programs [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	1.60%	1.60%
Urban development, tourist promotion and social security [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	2.40%	2.40%
Special gaming tax [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	35.00%	35.00%